EQUITY - Schedule Using Black-Scholes Module (Details) - Equity-Settled Share-Based Payment Arrangement - yr	3 Months Ended	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2024
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average term to exercise		7.5
Expected volatility, share options granted		35.00%
Liquidity Discount		25.00%
Expected dividend as percentage, share options granted		1.00%
Risk free interest rate, share options granted		4.20%
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Average term to exercise	7.5
Expected volatility, share options granted		35.00%
Liquidity Discount		25.00%
Expected dividend as percentage, share options granted		1.00%
Risk free interest rate, share options granted		4.20%